Filed pursuant to Rule 497(e)
File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated December 18, 2019

to the Statutory Prospectus for Class A, Class C, Class T, Class R,

Institutional Class, Class R6, Class P and Administrative Class

Shares of Allianz Funds

Dated August 28, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Small-Cap Fund (the “Fund”)

Effective January 1, 2020, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby revised and restated in its entirety as follows:

Andrew Neville, lead portfolio manager and director, jointly responsible for European investment opportunities, has managed the Fund since 2010.

K. Mathew Axline, CFA, portfolio manager and director, jointly responsible for North American investment opportunities, has managed the Fund since 2012.

Blake Burdine, portfolio manager and director, jointly responsible for North American investment opportunities, has managed the Fund since 2014.

Stephen Lyford, portfolio manager and director, jointly responsible for North American investment opportunities, has managed the Fund since 2013.

Robert S. Marren, portfolio manager and managing director, jointly responsible for North American investment opportunities, has managed the Fund since 2012.

Bjoern Mehrmann, portfolio manager, jointly responsible for European investment opportunities, has managed the Fund since 2012.

Koji Nakatsuka, CFA, CMA, senior portfolio manager and director responsible for Japanese investment opportunities, has managed the Fund since 2010.

Heinrich Ey, CFA, DVFA/CEFA, portfolio manager, jointly responsible for European investment opportunities, has managed the Fund since 2016.

Miguel Pohl, CFA, portfolio manager, jointly responsible for European investment opportunities, has managed the Fund since 2018.

Stuart Winchester, CFA, senior portfolio manager and managing director responsible for Asia-Pacific (ex-Japan) investment opportunities, has managed the Fund since 2020.

The information relating to the Fund contained in the table in the subsection “Management of the Funds —Investment Adviser and Administrator” in the Prospectus is hereby revised and restated with the following:

AllianzGI Global Small-Cap Fund*	Koji Nakatsuka, CFA, CMA	2010

Mr. Nakatsuka, CFA, CMA, is a senior portfolio manager and a director with Allianz Global Investors, which he joined in 2005. He has 20 years of investment-industry experience. Mr. Nakatsuka previously managed a mid/small-cap investment trust at Goldman Sachs Asset Management. Before that, he was at Schroder Investment Management Japan as an equity analyst for mid/small caps. Mr. Nakatsuka has a B.A. in law from Sophia University.

Andrew Neville	2010	Mr. Neville is a portfolio manager and a director with Allianz Global Investors, which he joined in 2004. He is a member of the European & German Mid/Small Caps team. Mr. Neville has 21 years of investment-industry experience. He previously worked as a portfolio manager at Baring Asset Management, trained as a portfolio manager at AIB Govett Asset Management and worked as an audit manager for Deloitte & Touche. Mr. Neville has a B.S. in civil engineering from Imperial College London.

Stephen Lyford	2013

Mr. Lyford is a portfolio manager and a director with Allianz Global Investors, which he joined in 2005. He has portfolio-management and research responsibilities for the US Small Cap Growth team. Mr. Lyford has 18 years of investment-industry experience. He was previously a co-analyst for small- and micro-cap portfolios with Duncan-Hurst Capital

Management; before that, he worked with Trammel Crow. Mr. Lyford has a B.B.A. and a B.S. from Southern Methodist University, and an M.B.A. from the UCLA Anderson School of Management.

K. Mathew Axline, CFA	2012	Mr. Axline, CFA, is a portfolio manager and a director with Allianz Global Investors, which he joined in 2004. He has portfolio-management and research responsibilities for the US Small Cap Growth team. Mr. Axline has 20 years of investment-industry experience. He was previously an associate with Pescadero Ventures, LLC, a business-development manager for Icarian, Inc. and a wealth-management advisor with Merrill Lynch, Pierce, Fenner & Smith. Mr. Axline has a B.S. from The Ohio State University and an M.B.A. from Indiana University’s Kelley School of Business.

Blake Burdine	2014	Mr. Burdine is a portfolio manager and director with Allianz Global Investors, which he joined in 2007. He has portfolio-management and research responsibilities for the US Small Cap Growth team. Mr. Burdine has 27 years of investment-industry experience. He was previously a portfolio manager and research analyst at Duncan-Hurst Capital Management, focusing on micro-cap and small-cap growth strategies; a portfolio manager and research analyst at CapitalWorks Investment Partners; a research analyst at USAA Investment Management and Credit Suisse First Boston; and an investment-banking analyst at Jefferies & Company and Howard, Weil, Labouisse, Friedrichs. Mr. Burdine has a B.A. from The University of Texas and an M.B. A. from The University of Texas at Austin, McCombs School of Business.

Robert S. Marren	2012	Mr. Marren is a portfolio manager and a managing director with Allianz Global Investors, which he joined in 2007. He has portfolio-management and research responsibilities for the US Small Cap Growth team. Mr. Marren has almost 30 years of investment-industry experience. He was previously the director of research and a portfolio manager for Duncan-Hurst Capital Management, and an assistant manager of corporate finance for Hughes Aircraft Company. Mr. Marren has a B.A. from the University of California, San Diego, and an M.B.A. from Duke University, Fuqua School of Business.

Bjoern Mehrmann	2012	Mr. Mehrmann is a portfolio manager with Allianz Global Investors, which he joined in 2001. He is a member of the European & German Mid/Small Caps team. Mr. Mehrmann has 18 years of investment-industry experience. He has a B.S. in computer science from James Madison University and a master´s in business administration from EBS International University Schloss Reichartshausen, Germany.

Heinrich Ey, CFA, DVFA/CEFA	2016

Mr. Ey, CFA, DVFA/CEFA, is a portfolio manager and Co-CIO European Mid/Small Cap with Allianz Global Investors, which he joined in 1995. As a member of the European Mid/Small Cap team, he is responsible for global small cap and international small cap equity mandates. Mr. Ey has 26 years of investment-industry experience. Earlier in his career, he was Global Head of Telemedia; a telecommunications and media analyst; a manager of

European institutional and retail funds; and a trader for equity, fixed income and derivative products. Mr. Ey has an M.B.A. from Baden-Wuerttemberg Cooperative State University Karlsruhe, Germany. He is a CFA charterholder and holds the DVFA/Certified European Financial Analyst designation.

Miguel Pohl, CFA	2018

Mr. Pohl, CFA, is a portfolio manager with Allianz Global Investors, which he joined in 2013. He is head of the Insurance Dedicated Small Caps team; his coverage focuses on small- and micro-cap companies in various sectors. Earlier in his career at the firm, Mr. Pohl was Head of Research for Allianz

Aequitas and an analyst for Allianz SE. He has 17 years of investment-industry experience. Mr. Pohl has a diploma in business administration from the University of Münster, Germany, and studied accounting and finance at The University of Manchester, UK. Mr. Pohl is a CFA charterholder.

Stuart Winchester, CFA	2020	Mr. Winchester, CFA, is a senior portfolio manager and a managing director with Allianz Global Investors, which he joined in 1992. He is a member of the Asia Pacific investment team and is responsible for the firm’s Hong Kong mandates in global equity and balanced funds. Mr. Winchester also manages the equity portion of absolute-return funds and manages Oriental Income, a total-return fund investing in the Asia-Pacific region. He has more than 30 years of investment-industry experience. Mr. Winchester previously worked at Wood Gundy in Japan before transferring to Indonesia to run an affiliate joint-venture merchant bank. He has a master’s degree in international management from the American Graduate School of International Management. Mr. Winchester is a CFA charterholder.

*

Andrew Neville serves as the lead portfolio manager of the AllianzGI Global Small-Cap Fund and is based in London, England. The Fund relies on regionally based investment teams to locate investment opportunities. Messrs. Neville, Ey, Pohl and Mehrmann, are responsible for identifying investments in Europe and the United Kingdom, while four U.S.-based portfolio managers, Messrs. Axline, Burdine, Lyford and Marren, are responsible for North American security selection. Finally, Messrs. Nakatsuka and Winchester are responsible for stock selection in the Japanese and Asia-Pacific (ex-Japan) markets, respectively.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated December 18, 2019

to the Statement of Additional Information

of Allianz Funds

Dated August 28, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Small-Cap Fund (the “Fund”)

Effective January 1, 2020, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Dennis Lai as a portfolio manager of the Fund and to reflect the addition of Stuart Winchester as a portfolio manager of the Fund.

Information regarding other accounts managed by Mr. Winchester, as well as his ownership of securities of the Fund, each as of November 30, 2019, is provided below.

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Stuart Winchester, CFA	0	0	2	403	9	923

Accounts and Assets for which Advisory Fee is Based on Performance

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Stuart Winchester, CFA	0	0	0	0	0	0

Securities Ownership

Global Small-Cap	Dollar Range of Equity Securities
Stuart Winchester, CFA	None

Please retain this Supplement for future reference.